Prepayments for Long-Term Assets	12 Months Ended
Jun. 30, 2025
Prepayments for Long-Term Assets [Abstract]
PREPAYMENTS FOR LONG-TERM ASSETS

Note 8 — PREPAYMENTS FOR LONG-TERM ASSETS

The Company’s prepayment for long-term assets represents the payments made for equipment and construction related to Net Plastic New Material, and as of June 30, 2025 and 2024, related equipment had not been delivered, installed and tested and construction had not commenced.

	As of June 30,
	2025	2024
Prepayments for equipment	$19,658,100	$35,928,891
Prepayments for construction in progress	4,864,049	3,378,344
Total prepayments for long-term assets	$24,522,149	$39,307,235